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SUPPLEMENT dated October 30, 1998 to
PROSPECTUS
Dated March 2, 1998

                               FIRST EAGLE TRUST

     EFFECTIVE NOVEMBER 19, 1998, FIRST EAGLE TRUST WILL BEGIN OFFERING INVESTORS THE OPTION OF PURCHASING 'FRONT-LOAD' CLASS A SHARES OF FIRST EAGLE FUND OF AMERICA AND FIRST EAGLE INTERNATIONAL FUND (THE 'FUNDS'). THE FUNDS ALSO OFFER 'NO-LOAD' CLASS Y SHARES AND 'LEVEL LOAD' CLASS C SHARES.

PURCHASE OF SHARES -- page 4.

     CLASS Y shares may be purchased at net asset value. There is no sales charge on purchases of Class Y shares.

     CLASS A shares are subject to a maximum initial sales charge of 5.00% on purchases of less than $50,000, larger purchases qualify for lower sales charges, and are subject to a 0.25% Rule 12b-1 distribution fee.

     CLASS C shares may be purchased at net asset value and are subject to a 0.75% Rule 12b-1 distribution fee and a one-year contingent deferred sales charge of 1.25%.

SUMMARY OF EXPENSES -- page 6.

                                                       ANNUAL OPERATING EXPENSES
                                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                        ---------------------------------------------------------------------------------------
                                  CLASS Y                       CLASS A                       CLASS C
                        ---------------------------   ---------------------------   ---------------------------
                        FIRST EAGLE    FIRST EAGLE    FIRST EAGLE    FIRST EAGLE    FIRST EAGLE    FIRST EAGLE
                          FUND OF     INTERNATIONAL     FUND OF     INTERNATIONAL     FUND OF     INTERNATIONAL
                          AMERICA         FUND          AMERICA         FUND          AMERICA         FUND
                        -----------   -------------   -----------   -------------   -----------   -------------

Management fees.......      1.00%          1.00%          1.00%          1.00%          1.00%          1.00%
12b-1 fees............      None           None            .25%           .25%           .75%           .75%
Service fees..........       .25%           .25%           .25%           .25%           .25%           .25%
Other operating
 expenses.............       .17%          1.05%           .17%          1.05%           .17%          1.05%
                             ---            ---            ---            ---            ---            ---
Total annual operating
 expenses.............      1.42%          2.30%          1.67%          2.55%          2.17%          3.05%
                             ---            ---            ---            ---            ---            ---
                             ---            ---            ---            ---            ---            ---

                                                     SHAREHOLDER TRANSACTION EXPENSES
                                         ---------------------------------------------------------
                                              FIRST EAGLE FUND                 FIRST EAGLE
                                                 OF AMERICA                INTERNATIONAL FUND
                                         ---------------------------   ---------------------------
                                         CLASS Y   CLASS A   CLASS C   CLASS Y   CLASS A   CLASS C
                                         -------   -------   -------   -------   -------   -------

Maximum sales load.....................   None       5.00%     None     None       5.00 %    None
Maximum deferred sales charge as a
 percentage of assets redeemed within
 first year after purchase.............   None       None      1.25%    None       None      1.25%
Redemption fee*........................   None       None      None     2.00%      2.00%     2.00%
Exchange fee...........................   None       None      None     None       None      None

------------

* Effective December 1, 1998, a redemption fee will be charged on shares of First Eagle International Fund redeemed within 30 days after purchase.



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     You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and a redemption at the end of each time period.

                     EXAMPLE                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------- ------  -------  -------  --------

First Eagle Fund of America Class Y...............  $ 14    $  45    $  78     $170
First Eagle Fund of America Class A...............  $ 66    $ 100    $ 136     $238
First Eagle Fund of America Class C...............  $ 35    $  68    $ 116     $250
First Eagle International Fund Class Y............  $ 23    $  72    $ 123     $264
First Eagle International Fund Class A............  $ 75    $ 125    $ 199     $324
First Eagle International Fund Class C............  $ 43    $  94    $ 160     $336

     The purpose of the above tables is to assist you in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The percentages are based on the Funds' actual expenses for the fiscal period ended October 31, 1997 adjusted for the lower investment management fees currently in effect. See 'Management of the Funds' in the Prospectus and 'Adviser' in the Statement of Additional Information. These examples should not be considered a representation of future expenses which may be more or less than those shown.

HOW TO PURCHASE SHARES -- page 18.

     Shares of the Funds may also be purchased directly from the Funds or through broker-dealers or financial services firms. Investors may purchase either Class A, Class C or Class Y shares. If no designation is made to the Funds' Transfer Agent, Class Y shares will be issued. The Funds do not issue share certificates; share ownership is recorded with the Transfer Agent. Broker-dealers and financial services firms may hold shares in an omnibus account at the Transfer Agent for the benefit of those investors they serve. Due to different expense ratios, Class A, Class C and Class Y shares of the same Fund may have different net asset values.

     CLASS A SHARES: Class A shares of the Funds may be purchased from broker-dealers or other financial services firms by investors who seek professional guidance and assistance. As compensation for their services, broker-dealers and other financial services firms that distribute Class A shares receive Rule 12b-1 distribution fees at an annual rate of up to 0.25% and service fees at an annual rate of 0.25% of the average daily net assets of the Class A shares for which they provide services. Class A shares of the Funds are offered at net asset value plus an initial sales charge as shown in the following table.

                                       2




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
                                                SALES CHARGE AS
                                                   PERCENT OF
                                              --------------------  DEALER ALLOWANCE
               CLASS A SHARES                 OFFERING  NET AMOUNT   AS PERCENT OF
              DOLLARS INVESTED                 PRICE     INVESTED    OFFERING PRICE
--------------------------------------------- --------  ----------  ----------------

Less than $50,000............................   5.00%      5.26%          4.50%
$50,000 but less than $100,000...............   4.50%      4.71%          4.00%
$100,000 but less than $250,000..............   3.75%      3.90%          3.25%
$250,000 but less than $500,000..............   2.75%      2.83%          2.50%
$500,000 but less than $1,000,000............   1.75%      1.78%          1.50%
$1,000,000 or more...........................   none       none           none

     Arnhold and S. Bleichroeder, Inc., the Funds' distributor, normally pays 4.50% of the 5.00% maximum sales charge on Class A shares to broker-dealers who sell such shares. Upon notice to all dealers with whom it has sales agreements, Arnhold and S. Bleichroeder may reallow up to the full applicable sales charge, as shown in the above table, and such reallowances may be based upon attainment of minimum sales levels. During periods when the full sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

     Class A shares are available to 401(k) Plans and other qualified employee benefit plans under Section 401(a) of the Internal Revenue Code at net asset value without a sales charge. Class A shares may also be sold at net asset value through certain investment dealers registered under the Investment Advisers Act of 1940 and other financial services firms that sell such shares in a 'wrap program' or similar program. Class A shares sold at net asset value are subject to an annual 0.25% Rule 12b-1 fee, while no-load Class Y shares are not subject to such a fee.

     Rights of Accumulation: A shareholder is entitled to the quantity discount on each new purchase of Class A shares of the Funds that, when combined with existing investments in the Funds, qualifies for a sales charge discount set forth in the above table. Investors should inform their broker-dealers or other financial services firm whenever they are entitled to a quantity discount.

     Letter of Intent: If a shareholder intends to purchase Class A shares of the Funds within a 13-month period in such dollar amount that would entitle the shareholder to a quantity discount, the shareholder may obtain the reduced sales charges on their initial purchase of Class A shares as if the full amount of the intended purchase was initially made, by agreeing to escrow shares pursuant to a letter of intent, so that if the intended purchase is not completed, any additional sales charges owed can be redeemed and paid from the escrow shares.

                                       3



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     SALES IN FOREIGN COUNTRIES: Shares of the various Classes of the Funds may be offered outside of the United States and such shares may be subject to different sales charge arrangements.

HOW TO REDEEM SHARES -- page 20.

     REDEMPTION FEES. Effective December 1, 1998, shares of First Eagle International Fund that are redeemed within 30 days after the purchase of such shares will be subject to a 2% redemption fee. First Eagle International Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial purchases and sales of portfolio investments that can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of portfolio securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading increases the Fund's transaction costs as measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. For these reasons, First Eagle International Fund assesses a 2% fee on the redemption of shares held for 30 days or less.

EXCHANGE PRIVILEGE -- page 22.

     Shareholders of Class A, Class C and Class Y shares of one Fund may exchange their shares for the same Class of the other Fund. Thus, Class A shares of either of the Funds may be exchanged for Class A shares of the other Fund at their relative net asset values, and Class A shares may not be exchanged for either Class C or Class Y shares. The exchange privilege is limited to six exchanges within any twelve-month period. Shareholders may exchange their shares by calling (800) 451-3623.

                                       4